              Laurel Road Prime Student Loan Trust 2020‐A  Fixed Rate Student Loan Asset‐Backed Notes  Sample Student Loan Agreed‐Upon Procedures    Report To:  KeyBank National Association    11 September 2020

  Ernst & Young LLP    Tel: +1 212 773 3000    5 Times Square  Fax: +1 212 773 6350  New York, NY  10036‐6530  ey.com            Report of Independent Accountants on Applying Agreed‐Upon Procedures      KeyBank National Association  127 Public Square  Cleveland, Ohio 44114      Re:  Laurel Road Prime Student Loan Trust 2020‐A (the “Issuer”)    Fixed Rate Student Loan Asset‐Backed Notes (the “Notes”)    Sample Student Loan Agreed‐Upon Procedures      We have performed the procedures enumerated in Attachment A, which were agreed to by KeyBank  National Association (the “Sponsor”), BofA Securities, Inc. (“BofA Securities”) and KeyBanc Capital Markets  Inc. (“KeyBanc,” together with the Sponsor and BofA Securities, the “Specified Parties”), solely to assist the  Specified Parties in evaluating certain information relating to a pool of private education loans made to  borrowers that are not insured by the Department of Education, any other government agency or any third‐ party insurance provider (the “Student Loans”) relating to the Issuer’s securitization transaction.  This  agreed‐upon procedures engagement was conducted in accordance with attestation standards established  by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the  responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency  of the procedures described in Attachment A, either for the purpose for which this report has been  requested or for any other purpose.    The procedures performed and our associated findings are included in Attachment A.

  Page 2 of 3        For the purpose of the procedures described in this report, the Sponsor provided us with:  a. Electronic data files:  i. Labeled “LRK 2020‐A Cutoff Tape.xlsm” and the corresponding record layout and decode  information, as applicable (the “Preliminary Data File”), that the Sponsor indicated contains  information relating to certain private education loans (the “Preliminary Student Loans”) as  of 7 February 2020 (the “Preliminary Cutoff Date”) that are expected to be representative of  the Student Loans and  ii. Labeled “LRK 2020‐A July Cutoff Tape.xlsm” and the corresponding record layout and  decode information, as applicable (the “Statistical Data File,” together with the Preliminary  Data File, the “Provided Data Files”), that the Sponsor indicated contains information  relating to certain private education loans (the “Statistical Student Loans”) as of 27 July 2020  (the “Cutoff Date”) that are expected to be representative of the Student Loans,  b. Imaged copies of:  i. The promissory note, final disclosure statement or other related documents (collectively and  as applicable, the “Note”),  ii. National student clearinghouse, education verification form, state license or other related  documents (collectively and as applicable, the “Degree Verification Form”),  iii. The loan application summary (the “Loan Application Summary”),  iv. The borrower’s credit report (the “Borrower Credit Report”) and  v. The co‐borrower’s credit report, as applicable (the “Co‐Borrower Credit Report,” together  with the Note, Degree Verification Form, Loan Application Summary and Borrower Credit  Report, the “Source Documents”)  that the Sponsor indicated relate to each Sample Student Loan (as defined in Attachment A),  c. A schedule and the corresponding record layout and decode information, as applicable (the “Degree  Program Mapping Schedule”), that the Sponsor indicated contains information relating to the  borrower degree program corresponding to each Sample Student Loan,  d. A servicing system extraction file labeled “LRK 2020‐A Audit Request 2020‐08‐12 with Gross  Income.xlsx” and the corresponding record layout and decode information, as applicable  (the “Servicing System Query,” together with the Source Documents and Degree Program Mapping  Schedule, the “Sources”), that the Sponsor indicated contains information relating to each Sample  Student Loan,  e. The list of relevant characteristics (the “Sample Characteristics”) on the Statistical Data File, which is  shown on Exhibit 1 to Attachment A, and  f. Instructions, assumptions and methodologies, which are described in Attachment A.

  Page 3 of 3        The procedures included in Attachment A were limited to comparing certain information that is further  described in Attachment A.  The Sponsor is responsible for the Provided Data Files, Sources, Sample  Characteristics and the determination of the instructions, assumptions and methodologies that are  described herein.  We were not requested to perform and we have not performed any procedures other  than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy,  completeness or reasonableness of the Sources or any other information provided to us by the Sponsor  upon which we relied in forming our findings.  Accordingly, we make no representation and express no  opinion or conclusion as to (a) the existence of the Preliminary Student Loans, Statistical Student Loans or  Student Loans (b) questions of legal or tax interpretation and (c) the accuracy, completeness or  reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor that are  described in this report.  We undertake no responsibility to update this report for events and circumstances  occurring after the date hereof.    We were not engaged to, and did not, conduct an examination to express an opinion or a review to express  a conclusion in accordance with attestation standards established by the American Institute of Certified  Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion  or conclusion.  Had we performed additional procedures, other matters might have come to our attention  that would have been reported to you.    The agreed‐upon procedures described in this report were not performed for the purpose of:  a. Satisfying any criteria for due diligence published by a nationally recognized statistical rating  organization (a “rating agency”) or   b. Making any findings with respect to:  i. Whether the origination of the Student Loans conformed to, or deviated from, stated  underwriting or credit extension guidelines, standards, criteria, or other requirements,  ii. The value of the collateral securing the Student Loans,  iii. Whether the originator(s) of the Student Loans complied with federal, state or local laws or  regulations or  iv. Any other factor or characteristic of the Student Loans that would be material to the  likelihood that the issuer of the Notes will pay interest and principal in accordance with  applicable terms and conditions.    This report is intended solely for the information and use of the Specified Parties and is not intended to be  and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not  be used by any other person or entity, including investors and rating agencies, who are not identified in the  report as Specified Parties but who may have access to this report as required by law or regulation.    /s/ Ernst & Young LLP    11 September 2020

  Attachment A  Page 1 of 2      Procedures performed and our associated findings    1. As instructed by the Sponsor, we randomly selected a sample of 100 Preliminary Student Loans from  the Preliminary Data File (the “Initial Sample Student Loans”).  For the purpose of this procedure,  the Sponsor did not inform us as to the basis for how they determined the number of Initial Sample  Student Loans or the methodology they instructed us to use to select the Initial Sample Student  Loans from the Preliminary Data File.    For the purpose of the procedures described in this report, the 100 Initial Sample Student Loans are  referred to as Sample Student Loan Numbers 1 through 100.    2. For each private education loan on the Preliminary Data File and Statistical Data File, we compared  the CLID (“Loan Number”), as shown on the Preliminary Data File, to the corresponding Loan  Number, as shown on the Statistical Data File, and noted that:  a. 941 of the Statistical Student Loans included on the Statistical Data File were not included on  the Preliminary Data File,  b. 697 of the Preliminary Student Loans included on the Preliminary Data File were not  included on the Statistical Data File (the “Removed Preliminary Student Loans”) and  c. 42 of the Removed Preliminary Student Loans were Initial Sample Student Loans  (the “Removed Initial Sample Student Loans”).    The Removed Initial Sample Student Loans are Sample Student Loan Numbers 2, 3, 10, 11, 12, 16,  19, 22, 24, 28, 30, 32, 35, 36, 37, 39, 41, 47, 50, 56, 58, 59, 64, 75, 76, 77, 78, 79, 80, 81, 82, 83, 85,  92, 93, 94, 95, 96, 97, 98, 99 and 100.  The Sponsor indicated that none of the Removed Initial  Sample Student Loans will be Student Loans and instructed us not to perform any procedures on the  Removed Initial Sample Student Loans.  We performed no procedures to determine the accuracy,  completeness or reasonableness of the information provided by the Sponsor described in the  preceding sentence.    3. As instructed by the Sponsor, we randomly selected a sample of 42 Statistical Student Loans from  the Statistical Data File that were not Initial Sample Student Loans (the “Additional Sample Student  Loans”).  For the purpose of this procedure, the Sponsor did not inform us as to the basis for how  they determined the number of Additional Sample Student Loans or the methodology they  instructed us to use to select the Additional Sample Student Loans from the Statistical Data File.    For the purpose of the procedures described in this report, the 42 Additional Sample Student Loans  are referred to as Sample Student Loan Numbers 101 through 142.    The Initial Sample Student Loans (except for the Removed Initial Sample Student Loans) and  Additional Sample Student Loans are hereinafter collectively referred to as the “Sample Student  Loans.”

  Attachment A  Page 2 of 2      4. For each Sample Student Loan, we compared the Sample Characteristics listed on Exhibit 1 to  Attachment A, as shown on the Statistical Data File, to the corresponding information located on the  Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor  described in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the  Sponsor to use for each Sample Characteristic is shown on Exhibit 1 to Attachment A.  Except for the  information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A
Page 1 of 2

Sample Characteristics and Sources

Sample Characteristic	Statistical Data File Field Name	Source(s)	Note(s)
Loan Number	CLID	Note	i.
Loan type (fixed or adjustable)	Rate Type	Note	
Original loan balance	Original Balance	Note	ii.
Original loan term	Repayment Term	Note	
First disbursement date	Disbursement Date	Servicing System Query	
Maturity date	Maturity	Servicing System Query	
Interest rate	Current Rate	Servicing System Query	
Borrower state	State	Loan Application Summary	iii.
Current loan balance	Current Balance	Servicing System Query	
Last payment date	Last payment date	Servicing System Query	
Borrower degree program	Degree	(a) Degree Verification Form and Degree Program Mapping Schedule or (b) Loan Application Summary and Degree Program Mapping Schedule	iv., v.
School name	School	Degree Verification Form	v.
Graduation year	Graduation Year	Degree Verification Form	
Original borrower FICO	Borrower FICO	Borrower Credit Report	
Original co-borrower FICO	Cosigner FICO	Co-borrower Credit Report	vi.
Gross annual income	Gross Income	Servicing System Query

Exhibit 1 to Attachment A  Page 2 of 2      Notes:    i. For identification purposes only.    ii. For the purpose of comparing the original loan balance Sample Characteristic for each Sample  Student Loan, the Sponsor instructed us to ignore differences of +/‐ $1.00 or less.    iii. For the purpose of comparing the borrower state Sample Characteristic for each Sample Student  Loan, the Sponsor instructed us to use the state contained in the mailing address section of the Loan  Application Summary, if the Loan Application Summary contained information in both the mailing  address section and permanent address section.  We performed no procedures to reconcile any  differences that may exist relating to the information contained in the Loan Application Summary.    iv. For the purpose of comparing the borrower degree program Sample Characteristic for each Sample  Student Loan, the Sponsor instructed us to note agreement if the value on the Statistical Data File  agreed with the corresponding information on at least one of the Degree Verification Form or Loan  Application Summary, subject to the additional instruction(s) described in the succeeding  paragraph(s) of this note.  We performed no procedures to reconcile any differences that may exist  relating to the information shown in the Degree Verification Form or Loan Application Summary.    For the purpose of this procedure, the Sponsor instructed us to use the decode information shown  on the Degree Program Mapping Schedule, as applicable.    v. For the purpose of comparing the indicated Sample Characteristics for each Sample Student Loan,  the Sponsor instructed us to ignore differences due to abbreviation, truncation or spelling errors.    vi. The Sponsor instructed us not to compare the original co‐borrower FICO Sample Characteristic for  Sample Student Loans with an original co‐borrower FICO value of <blank>, as shown on the  Statistical Data File.    We performed no procedures to determine the accuracy, completeness or reasonableness of the  instructions, assumptions and methodologies provided by the Sponsor described in the notes above.

  Exhibit 2 to Attachment A        Sample Characteristic Differences    Sample   Statistical   Student Loan Number  Sample Characteristic  Data File Value  Source Value        20  Borrower state  CA  HI       33  Last payment date  6/27/2020  7/27/2020       118  Graduation year  2016  2017       126  Graduation year  2008  2009       137  Last payment date  6/27/2020  7/27/2020       142  Borrower state  MI  IL